Stock-Based Compensation Plans (Activity Related To Stock Option Plans (A-Plan)) (Details)	12 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Stock Option Plans (A-plan) [Member] JPY (¥)	Mar. 31, 2010 Stock Option Plans (A-plan) [Member] JPY (¥)	Mar. 31, 2009 Stock Option Plans (A-plan) [Member] JPY (¥)	Mar. 31, 2008 Stock Option Plans (A-plan) [Member] JPY (¥)
Outstanding (number of shares)	13,817,800		13,817,800	12,436,800	11,061,300	9,000,800
Weighted-average exercise price, outstanding		¥ 1,176	¥ 1,176	¥ 1,371	¥ 1,645	¥ 1,891
Weighted-average remaining life (years), outstanding	3.9		3.9	3.8	3.7	4.1
Granted, outstanding number of shares			2,870,000	2,585,000	2,088,000
Exercised, outstanding number of shares					(21,500)
Forfeited, outstanding number of shares			(262,000)	(43,500)	(6,000)
Expired, outstanding number of shares			(1,227,000)	(1,166,000)
Granted, Weighted-average exercise price			¥ 487	¥ 767	¥ 1,460
Exercised, Weighted-average exercise price		¥ 1			¥ 1,336
Forfeited, Weighted-average exercise price			¥ 1,290	¥ 1,457	¥ 2,045
Expired, Weighted-average exercise price			¥ 1,332	¥ 1,600